Derivative Instruments and Hedging Activities - Effects of Fair Value, Cash Flow and Net Investment Hedge Accounting on Consolidated Statements of Earnings (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Derivative Instruments, Gain (Loss) [Line Items]
Gain on net investment hedging relationships	$ 232.6	$ (295.3)	$ 58.6
Cash Flow Hedges [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain / (Loss) Reclassified from AOCI	(1.4)	44.8	40.6
Cross Currency Interest Rate Swaps [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain on net investment hedging relationships	103.0	(143.8)	47.9
Cost of Products Sold [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total amounts of income and expense line items presented in the statements of earnings in which the effects of fair value, cash flow and net investment hedges are recorded	1,960.4	1,824.3	1,943.7
Cost of Products Sold [Member] | Foreign Exchange Forward Contracts [Member] | Cash Flow Hedges [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain / (Loss) Reclassified from AOCI	(0.8)	45.4	38.4
Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total amounts of income and expense line items presented in the statements of earnings in which the effects of fair value, cash flow and net investment hedges are recorded	(208.4)	(212.1)	(227.0)
Interest Expense [Member] | Discontinued Interest Rate Swaps [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on fair value hedging relationships	3.1	3.3	8.2
Interest Expense [Member] | Interest Rate Swaps
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on fair value hedging relationships	6.4
Amount of Gain / (Loss) Reclassified from AOCI			2.8
Interest Expense [Member] | Forward Starting Interest Rate Swaps [Member] | Cash Flow Hedges [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain / (Loss) Reclassified from AOCI	(0.6)	(0.6)	(0.6)
Interest Expense [Member] | Cross Currency Interest Rate Swaps [Member] | Net Investment Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain on net investment hedging relationships	$ 37.5	$ 53.5	$ 52.2